Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Strategic transactions and programs
Impairment of intangible and tangible assets	€ 105,136	€ 1,607
Impairment resulting from the measurement of assets held for sale		6,018
Loss from the sale of business	650
Other	29,202	17,258
Expenses from strategic transactions and programs	134,988	24,883
Legacy Portfolio Optimization
Strategic transactions and programs
Impairment of intangible and tangible assets		1,607
Impairment resulting from the measurement of assets held for sale		6,018
Loss from the sale of business	650
Other	10,790	16,949
FME25+ Program
Strategic transactions and programs
Impairment of intangible and tangible assets	105,136
Other	€ 18,412
Legal Form Conversion Costs
Strategic transactions and programs
Other		€ 309